8. Accrued Expenses (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Sales tax receivable	$ 39,377	$ 39,377
Sales tax collected	$ 37,745	$ 37,745